As filed with the Securities and Exchange Commission on August 18, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8267

Kopp Funds, Inc.
(Exact name of registrant as specified in charter)

7701 France Avenue South, Suite 500
Edina, MN 55435
(Address of principal executive offices) (Zip code)

John P. Flakne
Kopp Funds, Inc.
7701 France Avenue South, Suite 500
Edina, Minnesota 55435
(Name and address of agent for service)

(952) 841-0400
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2005

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

KOPP EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)

Number of
Shares		Value
	COMMON STOCK - 99.3%
	ARTHROSCOPY & ORTHOPEDICS - 4.5%
350,000	ArthroCare Corporation	$12,229,000
200,000	NuVasive, Inc.	3,324,000
		15,553,000

	CLINICAL LABORATORY DIAGNOSTICS - 6.2%
100,000	E-Z-EM, Inc.	1,401,000
150,000	Gen-Probe Incorporated	5,434,500
400,000	TriPath Imaging, Inc.	3,424,000
280,000	Ventana Medical Systems, Inc.	11,264,400
		21,523,900

	COMMUNICATION COMPONENTS & SUBSYSTEMS - 8.3%
300,000	ANADIGICS, Inc.	582,000
600,000	Centillium Communications, Inc.	1,302,000
2,000,000	Conexant Systems, Inc.	3,220,000
3,000,000	Finisar Corporation	3,150,000
1,000,000	Mindspeed Technologies Inc.	1,220,000
3,900,000	Oplink Communications, Inc.	6,669,000
350,000	PMC-Sierra, Inc.	3,265,500
600,000	Skyworks Solutions, Inc.	4,422,000
2,490,000	Vitesse Semiconductor Corporation	5,204,100
		29,034,600

	DATABASE & DATA WAREHOUSING - 4.0%
350,000	Hyperion Solutions Corporation	14,084,000

	E-COMMERCE - 2.9%
350,000	VeriSign, Inc.	10,066,000

	GENOMICS - 2.1%
750,000	CuraGen Corporation	3,855,000
1,000,000	Sangamo BioSciences, Inc.	3,570,000
		7,425,000

	IMAGING PRODUCTS - 6.7%
460,000	SonoSite, Inc.	$14,278,400
500,000	Vital Images, Inc.	8,975,000
		23,253,400

	INDUSTRIAL AUTOMATION - 0.3%
114,000	Adept Technology, Inc.	929,100

	INFORMATION SECURITY - 2.8%
950,000	Digimarc Corporation	5,196,500
200,000	Macrovision Corporation	4,508,000
		9,704,500

	MACHINE VISION/INSPECTION - 0.7%
200,000	CyberOptics Corporation	2,600,000

	MISCELLANEOUS SOFTWARE & SERVICES - 0.8%
670,000	Captaris Inc.	2,773,800

	NETWORKING - 5.7%
4,000,000	Enterasys Networks, Inc.	3,600,000
280,000	Network Equipment Technologies, Inc.	1,444,800
2,000,000	Redback Networks Inc.	12,760,000
300,000	Verilink Corporation	363,000
1,000,000	Visual Networks, Inc.	1,540,000
		19,707,800

	POINT-OF-CARE DIAGNOSTICS - 4.9%
150,000	Biosite Incorporated	8,248,500
1,000,000	Cepheid, Inc.	7,340,000
300,000	Quidel Corporation	1,554,000
		17,142,500

	RESEARCH INSTRUMENTATION - 2.9%
1,000,000	Caliper Life Sciences, Inc.	5,600,000
690,000	Harvard Bioscience, Inc.	2,166,600
3,295,000	Transgenomic, Inc.#	2,240,600
		10,007,200

	RESEARCH SUPPLIES & SERVICES - 4.0%
500,000	Symyx Technologies, Inc.	13,990,000

	SEMICAP EQUIPMENT - 3.4%
200,000	Brooks Automation, Inc.	$2,970,000
140,000	MKS Instruments, Inc.	2,364,600
400,000	Trikon Technologies, Inc.	688,800
588,000	Zygo Corporation	5,762,400
		11,785,800

	SEMICONDUCTOR - 1.8%
1,750,000	QuickLogic Corporation#	6,387,500

	SOFTWARE APPLICATIONS - 10.7%
1,460,000	Epicor Software Corporation	19,272,000
750,000	MapInfo Corporation	7,882,500
700,000	MRO Software, Inc.	10,227,000
		37,381,500

	SPECIALTY PHARMACEUTICALS - 3.1%
1,275,000	DepoMed, Inc.	5,571,750
1,600,000	InKine Pharmaceutical Company, Inc.	5,104,000
		10,675,750

	SURGICAL PRODUCTS - 0.6%
120,000	Cutera, Inc.	2,082,000

	TELECOMMUNICATION EQUIPMENT - 7.0%
600,000	ADC Telecommunications, Inc.	13,062,000
500,000	Artesyn Technologies, Inc.	4,350,000
2,350,000	Tut Systems, Inc.#	7,003,000
		24,415,000

	TEST AND MEASUREMENT - 1.8%
450,000	LeCroy Corporation	6,187,500

	THERAPEUTICS/SPECIALTY COMPOUNDS - 7.9%
1,200,000	Array BioPharma Inc.	7,560,000
750,000	Cell Genesys, Inc.	4,012,500
1,500,000	Medarex, Inc.	12,495,000
1,120,120	Neose Technologies, Inc.	3,528,378
		27,595,878

	TRANSACTION PROCESSING - 0.3%
160,000	Lightbridge, Inc.	1,000,000

		WIRELESS EQUIPMENT - 5.9%
500,000		EMS Technologies, Inc.	$7,475,000
300,000		RF Monolithics, Inc.	1,965,000
3,400,000		Stratex Networks, Inc.	5,848,000
2,000,000		Superconductor Technologies Inc.	1,300,000
2,400,000		WJ Communications, Inc.	4,128,000
			20,716,000

		Total Common Stock (cost $516,840,035)	346,021,728

		SHORT-TERM INVESTMENT - 0.9%
		INVESTMENT COMPANY - 0.9%
3,180,068		First American Prime Obligations Fund, Class I*	3,180,068

		Total Short-Term Investment (cost $3,180,068)	3,180,068

		Total Investments - 100.2% (cost $520,020,103)	349,201,796

		Liabilities, less Other Assets - (0.2)%	(871,686)

		NET ASSETS - 100.0%	$348,330,110

	#	Affiliated company; the Fund owns 5% or more of the outstanding
		voting securities of the issuer. See note 7 in the Notes to the Financial Statements.

	*	Income producing security. All other securities are non-income producing.

KOPP TOTAL QUALITY MANAGEMENT FUND
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)

Number of
Shares		Value
	COMMON STOCK - 99.1%
	AEROSPACE & DEFENSE - 2.1%
4,100	Boeing Company	$270,600
4,100	Lockheed Martin Corporation	265,967
		536,567

	AIR FREIGHT & LOGISTICS - 0.9%
2,700	FedEx Corp.	218,727

	AIRLINES - 0.9%
16,800	Southwest Airlines Co.	234,024

	AUTO COMPONENTS - 1.0%
4,600	Johnson Controls, Inc.	259,118

	AUTOMOBILES - 0.9%
4,700	Harley-Davidson, Inc.	233,120

	BEVERAGES - 1.9%
5,200	Anheuser-Busch Companies, Inc.	237,900
4,700	PepsiCo, Inc.	253,471
		491,371

	BIOTECHNOLOGY - 0.9%
4,000	Amgen, Inc. *	241,840

	CAPITAL MARKETS - 3.0%
4,500	Merrill Lynch & Co., Inc.	247,545
5,700	Northern Trust Corporation	259,863
5,400	State Street Corporation	260,550
		767,958

	CHEMICALS - 3.0%
4,400	Air Products & Chemicals, Inc.	265,320
5,200	Dow Chemical Company	231,556
4,200	Monsanto Company	264,054
		760,930

	COMMERCIAL BANKS - 4.1%
6,100	First Horizon National Corporation	$257,420
5,000	PNC Financial Services Group, Inc.	272,300
3,500	SunTrust Banks, Inc.	252,840
4,500	Wells Fargo & Company	277,110
		1,059,670

	COMMERCIAL SERVICES & SUPPLIES - 2.0%
12,100	Cendant Corporation	270,677
5,600	Pitney Bowes, Inc.	243,880
		514,557

	COMMUNICATIONS EQUIPMENT - 3.2%
14,000	Cisco Systems, Inc. *	267,540
16,900	Corning, Inc. *	280,878
14,700	Motorola, Inc.	268,422
		816,840

	COMPUTERS & PERIPHERALS - 1.9%
6,700	Dell, Inc. *	264,717
3,100	International Business Machines Corporation	230,020
		494,737

	CONSUMER FINANCE - 2.1%
5,000	American Express Company	266,150
10,900	MBNA Corporation	285,144
		551,294

	CONTAINERS & PACKAGING - 0.9%
8,600	Bemis Company, Inc.	228,244

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
5,700	Citigroup, Inc.	263,511

	DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
13,500	AT&T Corp.	257,040
6,800	Verizon Communications, Inc.	234,940
		491,980

	ELECTRIC UTILITIES - 4.0%
3,400	Entergy Corporation	256,870
5,900	FPL Group, Inc.	248,154
5,800	Progress Energy, Inc.	262,392
7,400	Southern Company	256,558
		1,023,974

	ELECTRICAL EQUIPMENT - 0.9%
3,800	Emerson Electric Co.	$237,994

	ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
57,400	Solectron Corp. *	217,546

	ENERGY EQUIPMENT & SERVICES - 2.1%
5,600	Halliburton Company	267,792
4,400	Noble Corporation +	270,644
		538,436

	FOOD & STAPLES RETAILING - 2.1%
6,100	Walgreen Co.	280,539
5,300	Wal-Mart Stores, Inc.	255,460
		535,999

	FOOD PRODUCTS - 1.8%
3,900	Hershey Foods Corporation	242,190
11,700	Sara Lee Corporation	231,777
		473,967

	GAS UTILITIES - 1.0%
6,000	KeySpan Corporation	244,200

	HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%
7,400	Baxter International, Inc.	274,540
5,000	Medtronic, Inc.	258,950
6,500	St. Jude Medical, Inc. *	283,465
		816,955

	HEALTH CARE PROVIDERS & SERVICES - 4.2%
4,600	Cardinal Health, Inc.	264,868
4,800	HCA, Inc.	272,016
4,800	Quest Diagnostics Incorporated	255,696
5,400	UnitedHealth Group, Inc.	281,556
		1,074,136

	HOTELS, RESTAURANTS & LEISURE - 2.0%
4,000	Marriott International, Inc. - Class A	272,880
4,900	Starbucks Corporation *	253,134
		526,014

	HOUSEHOLD DURABLES - 2.1%
3,000	Black & Decker Corporation	269,550
4,000	Whirlpool Corporation	280,440
		549,990

	HOUSEHOLD PRODUCTS - 0.9%
4,600	Procter & Gamble Company	$242,650

	INDUSTRIAL CONGLOMERATES - 1.8%
3,100	3M Co.	224,130
6,700	General Electric Company	232,155
		456,285

	INFORMATION TECHNOLOGY SERVICES - 2.1%
6,000	Computer Sciences Corporation *	262,200
6,700	First Data Corporation	268,938
		531,138

	INSURANCE - 4.2%
4,700	Allstate Corporation	280,825
4,200	American International Group, Inc.	244,020
6,300	Metlife, Inc.	283,122
2,800	Progressive Corporation	276,668
		1,084,635

	INTERNET & CATALOG RETAIL - 0.8%
6,300	eBay, Inc. *	207,963

	LEISURE EQUIPMENT & PRODUCTS - 0.9%
8,500	Eastman Kodak Company	228,225

	MACHINERY - 2.7%
2,700	Caterpillar, Inc.	257,337
3,800	Eaton Corporation	227,620
3,100	Ingersoll-Rand Company, Ltd. - Class A +	221,185
		706,142

	MEDIA - 2.7%
4,000	Knight-Ridder, Inc.	245,360
14,100	Time Warner, Inc. *	235,611
8,900	Walt Disney Company	224,102
		705,073

	METALS & MINING - 0.8%
4,600	Nucor Corporation	209,852

	MULTILINE RETAIL - 2.1%
4,100	Nordstrom, Inc.	278,677
4,800	Target Corporation	261,168
		539,845

	MULTI-UTILITIES & UNREGULATED POWER - 1.9%
3,200	Dominion Resources Inc.	$234,848
8,500	Duke Energy Corporation	252,705
		487,553

	OFFICE ELECTRONICS - 0.9%
17,600	Xerox Corporation *	242,704

	OIL & GAS - 4.0%
3,300	Anadarko Petroleum Corporation	271,095
4,800	ConocoPhillips	275,952
4,100	Exxon Mobil Corporation	235,627
13,500	Williams Companies, Inc.	256,500
		1,039,174
	PAPER & FOREST PRODUCTS - 1.0%
3,900	Weyerhaeuser Company	248,235

	PHARMACEUTICALS - 2.9%
3,900	Johnson & Johnson	253,500
7,800	Merck & Co., Inc.	240,240
9,500	Pfizer, Inc.	262,010
		755,750

	REAL ESTATE - 1.1%
8,200	Equity Office Properties Trust	271,420

	SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 4.2%
16,000	Applied Materials, Inc.	258,880
10,400	Intel Corporation	271,024
12,800	National Semiconductor Corporation	281,984
9,900	Texas Instruments, Inc.	277,893
		1,089,781

	SOFTWARE - 3.0%
6,100	Intuit, Inc. *	275,171
10,300	Microsoft Corporation	255,852
18,700	Oracle Corporation *	246,840
		777,863

	SPECIALTY RETAIL - 3.1%
4,100	Best Buy Co., Inc.	281,055
6,700	Home Depot, Inc.	260,630
12,150	Staples, Inc.	259,038
		800,723

	TEXTILES, APPAREL & LUXURY GOODS - 1.1%
8,500	Coach, Inc. *	285,345

		THRIFTS & MORTGAGE FINANCE - 0.9%
4,000		Fannie Mae	$233,600

		Total Common Stock (cost $21,286,889)	25,547,655

		SHORT-TERM INVESTMENT - 0.7%
		INVESTMENT COMPANY - 0.7%
196,364		First American Prime Obligations Fund, Class I	196,364

		Total Short-Term Investment (cost $196,364)	196,364

		Total Investments - 99.8% (cost $21,483,253)	25,744,019

		Other Assets less Liabilities - 0.2%	44,845

		NET ASSETS - 100.0%	$25,788,864

	*	Non-income producing.
	+	U.S. traded security of a foreign issuer.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds' most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kopp Funds, Inc.

By (Signature and Title)/s/ John P. Flakne
John P. Flakne, Chief Executive and Financial Officer, President and Treasurer

Date 7/29/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John P. Flakne
John P. Flakne, Chief Executive and Financial Officer, President and Treasurer

Date 7/29/2005

* Print the name and title of each signing officer under his or her signature.